Related Party Transactions (Details) - Schedule of short-term investment - related party - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Related Party Transactions (Details) - Schedule of short-term investment - related party [Line Items]
Other related parties' receivables	$ 3,966,476	$ 3,378,706
Yuao [Member]
Related Party Transactions (Details) - Schedule of short-term investment - related party [Line Items]
Other related parties' receivables	2,120,972	$ 3,378,706
Guo Ronghong Business Factoring Shenzhen Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of short-term investment - related party [Line Items]
Other related parties' receivables	$ 1,845,504